INCOME TAX - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Allowance for credit losses	¥ 8,183	¥ 9,585
Impairment of long-lived assets	651,752	753,354
Government subsidy	7,062	7,877
Accrued expenses	108,303	64,709
Asset retirement obligation	27,422	26,165
Operating lease liabilities	342,036	368,061
Finance lease and other financing obligations	1,423,607	1,475,504
Net operating losses carry forwards	1,281,372	1,157,548
Other non-current assets	38,472	27,714
Other non-current liabilities	6,271	12,621
Total gross deferred tax assets	3,894,480	3,903,138
Valuation allowance on deferred tax assets	(1,926,197)	(1,849,408)	¥ (1,104,859)	¥ (760,958)
Deferred tax assets, net of valuation allowance	1,968,283	2,053,730
Deferred tax liabilities:
Accounts receivable	(16,481)	(65,008)
Property and equipment	(1,616,276)	(1,690,627)
Intangible assets	(128,563)	(189,210)
Prepaid land use rights	(1,411)	(1,451)
Operating lease right-of-use assets	(1,047,918)	(1,080,936)
Other current assets	(17,091)	(19,135)
Total deferred tax liabilities	(2,827,740)	(3,046,367)
Net deferred tax liabilities	(859,457)	(992,637)
Analysis as:
Deferred tax assets	381,274	289,847
Deferred tax liabilities	(1,240,731)	(1,282,484)
Net deferred tax liabilities	¥ (859,457)	¥ (992,637)